Significant Accounting Policies - Accounts and Notes Receivables, Narrative (Details) ¥ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes used to settle trade receivables	$ 262,821,000		$ 234,273,000
Bank issued non-interest bearing notes
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes used to settle trade receivables	$ 34,910	¥ 38,962	$ 63,430	¥ 67,679